American Beacon Grosvenor Long/Short Fund
Ultra Class

Supplement dated December 26, 2017
to the
Prospectus, Summary Prospectus, and Statement of Additional Information
dated November 14, 2017, as supplemented

Effective on or about December 31, 2017, River Canyon Fund Management LLC will no longer serve as a sub-advisor of the Fund. Accordingly, all references and any information relating to River Canyon Fund Management LLC in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted effective December 31, 2017.

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